Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (753,220)	₩ (806,745)
Change due to fair value	743,697	187,363
Reclassification:
Change due to impairment or disposal	(23,281)	28,915
Effect of hedge accounting	(75,020)	(92,272)
Hedging	(9)	22,257
Effects from exchange rate fluctuations	148,192	48,060
Remeasurements of the defined benefit plans	(75,595)	(128,139)
Deferred income taxes	(152,074)	(14,892)
Transfer To Other Account	5,860	2,645
Non-controlling interests	(78,706)	(412)
Ending balance	(260,156)	(753,220)
Items that are or may be reclassified to profit or loss
Reclassification:
Ending balance	76,505
Gain(loss) on financial asset at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	(51,300)	(211,003)
Change due to fair value	491,953	225,173
Reclassification:
Change due to impairment or disposal	(23,281)	15,812
Effect of hedge accounting	0	0
Hedging	(731)	(2,365)
Effects from exchange rate fluctuations	0	1,733
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(115,856)	(79,345)
Transfer To Other Account	0	0
Non-controlling interests	(67,457)	(1,305)
Ending balance	233,328	(51,300)
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
Accumulated other comprehensive income [Line Items]
Beginning balance	(79,057)	(24,724)
Change due to fair value	225,706	(74,942)
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(62,739)	20,609
Transfer To Other Account	0	0
Non-controlling interests	(12,289)	0
Ending balance	71,621	(79,057)
Equity in other comprehensive income of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	4,891	(2,516)
Change due to fair value	3,353	(2,327)
Reclassification:
Change due to impairment or disposal	0	13,103
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(51)	(3,369)
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	8,193	4,891
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	(321,853)	(342,318)
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	(49,361)	(35,879)
Effects from exchange rate fluctuations	147,899	45,904
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	7,233	9,958
Transfer To Other Account	0	0
Non-controlling interests	(1,383)	482
Ending balance	(217,465)	(321,853)
Net loss from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	(17,751)	2,441
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	(75,020)	(92,272)
Hedging	50,083	60,501
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	6,348	11,579
Transfer To Other Account	0	0
Non-controlling interests	2,629	0
Ending balance	(33,711)	(17,751)
Other comprehensive income of separate account
Accumulated other comprehensive income [Line Items]
Beginning balance	4,112	(4,564)
Change due to fair value	14,382	11,967
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(3,955)	(3,291)
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	14,539	4,112
Items that will never be reclassified to profit or loss
Reclassification:
Ending balance	(336,661)
Remeasurements of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(346,682)	(253,995)
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	(75,595)	(128,139)
Deferred income taxes	20,951	35,041
Transfer To Other Account	0	0
Non-controlling interests	(206)	411
Ending balance	(401,532)	(346,682)
Equity in other comprehensive income of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	(8)	(46)
Change due to fair value	(11)	39
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	3	(11)
Transfer To Other Account	0	10
Non-controlling interests	0	0
Ending balance	(16)	(8)
Gain (loss) on financial asset at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	54,258	31,533
Change due to fair value	19,935	25,077
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	293	423
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(7,204)	(5,410)
Transfer To Other Account	5,860	2,635
Non-controlling interests	0	0
Ending balance	73,142	54,258
Changes in own credit risk on financial liabilities designated under fair value option
Accumulated other comprehensive income [Line Items]
Beginning balance	170	(1,553)
Change due to fair value	(11,621)	2,376
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	3,196	(653)
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	₩ (8,255)	₩ 170